FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Market risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Increase of $0.10
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	$ 0.4
Other comprehensive income	2.3
Decrease of $0.10
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	(0.4)
Other comprehensive income	(2.3)
Variance of $0.10 in the foreign currency exchange rate
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Unhedged purchase of goods and services	7.9
Unhedged acquisitions of tangible and intangible assets	$ 4.4
Interest rate risk [member]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt, fixed-rate debt (in percent)	95.10%	91.40%
Long-term debt, floating-rate debt (in percent)	4.90%	8.60%
Increase of 100 basis points
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	$ (0.5)
Other comprehensive income	(4.3)
Decrease of 100 basis points
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	0.5
Other comprehensive income	4.3
100 basis-point variance
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Estimated sensitivity on interest payments	$ 2.5